TAXES - Income taxes paid net of refunds received disaggregated by jurisdiction (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
TAXES
Amount of income taxes paid net	$ 130,821	$ 632,467
PRC
TAXES
Amount of income taxes paid net	92,821	$ 632,467
United States
TAXES
Amount of income taxes paid net	$ 38,000